SUBSEQUENT EVENTS (Details Narrative)																								1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
		Aug. 26, 2025 shares	Aug. 07, 2025 $ / shares shares	Aug. 01, 2025 USD ($)	Jul. 03, 2025 USD ($) shares	Jun. 17, 2025 shares	Jun. 16, 2025 $ / shares shares	May 08, 2025 USD ($)	May 02, 2025	Mar. 28, 2025 USD ($)	Mar. 17, 2025 shares	Feb. 24, 2025 shares	Feb. 21, 2025	Jan. 15, 2025 $ / shares shares	Jan. 02, 2025 USD ($)	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jul. 19, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Apr. 11, 2024 USD ($)	Feb. 24, 2024	Sep. 06, 2023	Mar. 07, 2023 shares	Aug. 31, 2025 USD ($)	Jan. 31, 2023 shares	Mar. 31, 2024 USD ($) shares	Apr. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Nov. 18, 2025 $ / shares shares	Nov. 17, 2025 $ / shares shares	Oct. 23, 2025 $ / shares shares	Oct. 22, 2025 $ / shares shares	Aug. 25, 2025 shares	Aug. 06, 2025 $ / shares shares	Jul. 30, 2025	Jul. 04, 2025 shares	Jun. 15, 2025 $ / shares shares	May 13, 2025	May 09, 2025	May 06, 2025 shares	Mar. 16, 2025 shares	Feb. 23, 2025 shares	Jan. 14, 2025 $ / shares shares	Dec. 31, 2024 € / shares shares	Dec. 28, 2024	Sep. 16, 2024 shares	Sep. 11, 2024 shares	Sep. 04, 2024	Aug. 29, 2024 shares	Aug. 28, 2024 shares	Jul. 14, 2024 $ / shares shares	Jul. 10, 2024 shares	Jun. 27, 2024 shares	Jun. 21, 2024 shares	Feb. 01, 2024 shares	Apr. 25, 2023 shares	Jul. 26, 2022 shares
IfrsStatementLineItems [Line Items]
Warrant exercise addition value | $																													$ 35,000
Debt repaid | $																												250,000	30,000	$ 34,000	$ 30,000
Number of authorized ordinary shares																														23,951	18
Gross proceeds | $																												3,426,000	$ 350,000	$ 3,303,000	$ 2,606,000	$ 581,000
Interest rate																																																	155.93%
Principal amount | $																$ 29,200
Maturity date																June 30, 2025	maturity date to February 24, 2025
Deferred share description									1 ordinary share of $0.00000000000001 par value (pre June 16, 2025 and August 7, 2025 reverse splits) with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
Number of shares issued																							1,000,000								579																			793						1,818
Original principal amount | $																$ 223,700	$ 407,000
Convertible promissory note annual interest rate																																										18.00%										15.00%				15.00%
Reverse stock split							reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share							reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share					reverse split consolidated every 75 shares into one new ordinary share
Par value per share | € / shares																																																€ 1
Proceeds from issue of ordinary shares | $																				$ 14,723,000								$ 4,219,000			$ 1,979,000
Conversion of debt, description													the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.			In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Share							shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized						88,211	609,640				83,508	239																																	88,211	83,508														2,378
Incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Stock option						330,715					4,704	60,976
Incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Stock option						190,714						18,641
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														33,155,000					44,800,000				160,227			1,251			1,494																			472,000			55,789						11,699,000	117	234		1
Minimum bid price | $ / shares							$ 1.00							$ 1.00					$ 1.00
Number of outstanding shares							1,000,000							1,163,000					597,000																						4,000,000						33,155,000								44,800,000
Par value per share | $ / shares							$ 0.000000000000041							$ 4.70250014886352					$ 0.165									$ 0.000000000000287													$ 0.00000000000001						$ 0.165								$ 0.0022
Number of shares authorized	[1]																											348,083,623,693,379,791,533,527																				592,761
Proceeds from issue of ordinary shares | $																										$ 527,000
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														1,163,000					597,000
Share options [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares																									864,000
2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares																																																					53,500,000	1,045,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Principal amount | $																		$ 1,150,000
Interest rate																					0.00%
Maturity date																		12-month			6 months
Number of shares issued																																																1,225
Original issue discount rate																		35.00%				40.00%
Conversion of debt, description																		The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection				Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Interest accrued percent																						12.00%
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Warrant exercise addition value | $															$ 1,510,000
Gross proceeds | $										$ 295,500,000
Principal amount | $				$ 13,750,000				$ 6,875,000		$ 257,000
Interest rate										12.00%																																	20.00%
Principal amount | $										$ 30,800
Maturity date										The maturity date of the promissory note is March 30, 2026. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on September 30, 2025, $163; (2) on October 30, 2025, $27.2; (3) on November 30, 2025, $27.2; (4) on December 30, 2025, $27.2; (5) on January 30, 2026, $27.2; (5) on February 28, 2026, $27.2, and (5) on March 30, 2026, $27.2.
Fee expense | $										$ 7,000.0
Deferred share description									1 ordinary share of $0.00000000000001 par value with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
Number of shares issued		500,000	7		79,286																												8		10.89958									972,248,000
Additional ordinary shares issued																																												408,551,000
Ordinary shares issued on conversion																																												543,644,000
Fees | $								5,500,000
Brokerage fee | $								$ 855,000
Interest rate description								The RBW note carries an original issue discount (OID) of 20%, bears 0% interest per year. RBW has the right to convert the outstanding principal into Company Ordinary Shares at a 15% discount
Original principal amount | $								$ 1,375,000
Convertible promissory note annual interest rate																																										18.00%
Reverse stock split			reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share				reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
Number of outstanding shares			1,000,000																														1,050,000.00	8,400,000	1,000,000	15,500,000		9,000,000
Bid price | $ / shares			$ 1.00																														$ 1.00		$ 1.00
Number of shares authorized					829,934
Scheduled instalment payment | $					$ 2,125,000
Proceeds from issue of ordinary shares | $					$ 2,656,000
Purchase price of description				The August RBW Purchase Price shall be paid as follows: $3,000 at the First Closing (August 4, 2025), $3,000 at the Second Closing before the First Form F-1, $2,500 at the Third Closing upon the Third Closing Triggering Event, and $2,500 at the Fourth Closing before the Second Form F-1.
Original issue discount rate				2000000.00%
Conversion of debt, description				Stockholders can convert outstanding amounts into Ordinary Shares at a conversion price of the greater of $0.332 or 85% of the lowest volume-weighted average price during the preceding seven (7) trading days. Conversions are capped to ensure each Stockholder owns less than 4.99% of Ordinary Shares.
Interest accrued percent																																											20.00%
Payment of cash fee on gross proceeds plus expenses percentage																																							8.00%
Issuance expense | $																								$ 6,000,000
Stock option		100,000
Nonadjusting event [member] | Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized		665,354			665,354																																7,795,354			609,640
Nonadjusting event [member] | Incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Stock option		5,630,000			50,714
Nonadjusting event [member] | Incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Stock option		1,500,000			5,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			0.000000000000041																															$ 0.00000000000312817946		$ 0.000000000000287		$ 0.00000000000041
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			0.000000000000287																														$ 0.00000000002502543568		$ 0.00000000000312817946
Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Minimum bid price | $ / shares			$ 1.00				$ 1.00
Number of outstanding shares			1,000,000				1,000,000																															9,000,000			4,000,000
Par value per share | $ / shares			$ 0.000000000000287				$ 0.000000000000041																															$ 0.00000000000041			$ 0.00000000000001
Nonadjusting event [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of fully vested restricted stock units granted												1,070,000
Nonadjusting event [member] | 2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares											2,531,668	2,396,668																																	2,396,668	111,668
Nonadjusting event [member] | 2022 incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares											135,000	1,215,000
Nonadjusting event [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares | $				$ 11,000,000.0
Nonadjusting event [member] | Bridge loans [member]
IfrsStatementLineItems [Line Items]
Debt repaid | $																											$ 250,000
Nonadjusting event [member] | Promissory note [nember]
IfrsStatementLineItems [Line Items]
Debt repaid | $																											$ 185,000

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.